John Hancock
International Growth Fund
Quarterly portfolio holdings 6/30/2023

Fund’s investments
As of 6-30-23 (unaudited)
	Shares	Value
Common stocks 99.3%		$6,678,292,947
(Cost $5,763,836,354)
Australia 1.1%		75,465,842
Aristocrat Leisure, Ltd.	2,916,793	75,465,842
Belgium 2.5%		168,454,291
KBC Group NV	1,090,413	76,111,910
UCB SA	1,041,549	92,342,381
Canada 3.3%		221,241,861
ARC Resources, Ltd. (A)	5,778,860	77,080,548
Brookfield Asset Management, Ltd., Class A	1	33
Constellation Software, Inc.	69,579	144,161,280
China 13.6%		916,717,968
ANTA Sports Products, Ltd.	7,761,301	79,754,542
China Pacific Insurance Group Company, Ltd., Class A	19,382,626	69,436,033
ENN Energy Holdings, Ltd.	8,362,999	104,605,156
Focus Media Information Technology Company, Ltd., Class A	87,363,202	81,926,984
H World Group, Ltd., ADR (B)	1,626,405	63,071,986
Li Ning Company, Ltd.	14,103,696	76,162,526
Ping An Insurance Group Company of China, Ltd., H Shares	11,215,687	71,633,666
Tencent Holdings, Ltd.	5,924,425	251,202,606
ZTO Express Cayman, Inc., ADR	4,741,805	118,924,469
Denmark 3.0%		202,898,771
DSV A/S	441,755	92,786,925
Genmab A/S (B)	290,565	110,111,846
France 14.0%		941,782,087
Airbus SE	1,320,631	190,939,609
AXA SA	3,109,705	91,896,106
Edenred	1,844,609	123,560,240
Publicis Groupe SA	1,489,429	119,536,303
Safran SA	872,055	136,659,839
Thales SA	518,028	77,615,763
Vinci SA	1,197,449	139,138,408
Worldline SA (B)(C)	1,704,959	62,435,819
Germany 4.8%		322,005,032
Brenntag SE	1,129,332	88,108,556
Rheinmetall AG	445,636	122,083,262
Siemens AG	670,740	111,813,214
Hong Kong 1.0%		67,469,639
Melco Resorts & Entertainment, Ltd., ADR (B)	5,525,769	67,469,639
India 4.7%		315,696,287
Axis Bank, Ltd.	7,742,856	93,300,311
Bharti Airtel, Ltd.	10,768,881	115,678,755
Bharti Airtel, Ltd., Partly Paid Up Shares	801,744	4,784,009
HDFC Bank, Ltd.	2,654,316	55,063,490
Hindustan Aeronautics, Ltd.	1,014,786	46,869,722
Ireland 3.4%		231,405,706
AerCap Holdings NV (B)	1,572,412	99,879,610
Flutter Entertainment PLC (London Stock Exchange) (B)	654,399	131,526,096
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy 2.4%		$160,107,872
FinecoBank Banca Fineco SpA	4,919,041	66,213,477
Moncler SpA	1,357,092	93,894,395
Japan 10.7%		719,203,552
Advantest Corp.	1,166,999	157,176,096
Astellas Pharma, Inc.	4,952,200	73,750,539
Isuzu Motors, Ltd.	9,283,090	112,615,368
Mitsubishi UFJ Financial Group, Inc.	15,129,600	111,521,400
Nippon Telegraph & Telephone Corp.	87,885,000	103,994,872
Tokyo Electron, Ltd.	1,111,900	160,145,277
Portugal 2.3%		154,509,453
Jeronimo Martins SGPS SA	5,608,603	154,509,453
South Korea 2.2%		144,755,587
Samsung Electronics Company, Ltd.	2,628,895	144,755,587
Spain 2.4%		158,215,034
Industria de Diseno Textil SA	4,078,979	158,215,034
Sweden 2.5%		169,883,170
Evolution AB (C)	608,706	77,137,547
Volvo AB, B Shares	4,481,542	92,745,623
Switzerland 3.4%		227,270,477
Glencore PLC	16,399,220	92,981,892
Kuehne + Nagel International AG	196,752	58,283,231
Novartis AG	753,876	76,005,354
Taiwan 6.8%		456,142,890
Accton Technology Corp.	6,167,651	69,375,007
Taiwan Semiconductor Manufacturing Company, Ltd.	20,936,551	386,767,883
United Kingdom 14.2%		957,244,742
Allfunds Group PLC	9,473,980	57,856,980
Anglo American PLC	2,802,498	79,797,120
AstraZeneca PLC	1,586,627	227,450,221
BAE Systems PLC	2,518,632	29,697,874
British American Tobacco PLC	1,886,256	62,671,822
GSK PLC	3,632,732	64,381,448
InterContinental Hotels Group PLC	1,126,869	77,896,733
London Stock Exchange Group PLC	1,385,818	147,497,618
Reckitt Benckiser Group PLC	1,395,738	104,891,131
Standard Chartered PLC	12,080,743	105,103,795
United States 1.0%		67,822,686
Schlumberger, Ltd.	1,380,755	67,822,686

	Yield (%)	Shares	Value
Short-term investments 0.6%			$42,021,046
(Cost $42,020,000)
Short-term funds 0.5%			37,521,046
John Hancock Collateral Trust (D)	5.1773(E)	3,754,057	37,521,046

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Par value^	Value
Repurchase agreement 0.1%		4,500,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-23 at 5.060% to be repurchased at $2,200,928 on 7-3-23, collateralized by $2,445,900 U.S. Treasury Notes, 2.375% due 3-31-29 (valued at $2,244,028)	2,200,000	2,200,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $2,300,968 on 7-3-23, collateralized by $2,407,200 U.S. Treasury Bills, 0.000% due 12-21-23 (valued at $2,346,057)	2,300,000	2,300,000

Total investments (Cost $5,805,856,354) 99.9%	$6,720,313,993
Other assets and liabilities, net 0.1%	6,423,588
Total net assets 100.0%	$6,726,737,581

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-23. The value of securities on loan amounted to $35,721,197.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
The fund had the following sector composition as a percentage of net assets on 6-30-23:
Industrials	21.0%
Financials	16.9%
Information technology	15.8%
Consumer discretionary	14.9%
Communication services	10.0%
Health care	9.5%
Consumer staples	4.8%
Materials	2.6%
Energy	2.2%
Utilities	1.6%
Short-term investments and other	0.7%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$75,465,842	—	$75,465,842	—
Belgium	168,454,291	—	168,454,291	—
Canada	221,241,861	$221,241,861	—	—
China	916,717,968	181,996,455	734,721,513	—
Denmark	202,898,771	—	202,898,771	—
France	941,782,087	—	941,782,087	—
Germany	322,005,032	—	322,005,032	—
Hong Kong	67,469,639	67,469,639	—	—
India	315,696,287	—	315,696,287	—
Ireland	231,405,706	99,879,610	131,526,096	—
Italy	160,107,872	—	160,107,872	—
Japan	719,203,552	—	719,203,552	—
Portugal	154,509,453	—	154,509,453	—
South Korea	144,755,587	—	144,755,587	—
Spain	158,215,034	—	158,215,034	—
Sweden	169,883,170	—	169,883,170	—
|	5

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$227,270,477	—	$227,270,477	—
Taiwan	456,142,890	—	456,142,890	—
United Kingdom	957,244,742	—	957,244,742	—
United States	67,822,686	$67,822,686	—	—
Short-term investments	42,021,046	37,521,046	4,500,000	—
Total investments in securities	$6,720,313,993	$675,931,297	$6,044,382,696	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,754,057	$201,889,403	$495,505,025	$(659,886,491)	$(9,508)	$22,617	$664,032	—	$37,521,046
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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